UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended August 31, 2019.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
5.12%	$1,000.00	$1,051.20	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

2	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.
[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Fixed-Rate Mortgage Backed Securities Index

EM	— Emerging Markets

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WA SMASh M	— Western Asset SMASh Series M Fund

4	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Fixed-Rate Mortgage Backed Securities Index

EM	— Emerging Markets

MBS	— Mortgage-Backed Securities

WA SMASh M	— Western Asset SMASh Series M Fund

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 59.0%
FHLMC — 6.7%
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	$9,272	$10,448
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-9/1/48	25,452,837	26,466,317
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	9/1/47-8/1/48	7,930,231	8,214,185
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-9/1/49	64,519,913	66,006,241
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/49	3,700,000	3,786,868	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/25/49	11,200,000	11,486,125	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35-12/1/38	240,295	271,446
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	10/1/36-11/1/39	208,999	239,832
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-1/1/48	53,155,300	54,589,731
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	27,593	32,278
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	87,783	102,432
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/42-12/1/48	982,108	1,024,952
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-5/1/48	13,459,235	14,091,774
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	3,571,248	3,785,451
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	10/1/48	761,195	815,639
Total FHLMC				190,923,719
FNMA — 25.6%
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	1,740,000	1,952,096
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	1,190,000	1,349,501
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,000,000	3,409,503
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	1,900,000	2,139,787

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	$26,123,697	$28,262,034
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	204,759	228,335
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/48	16,102,886	17,332,555
Federal National Mortgage Association (FNMA)	3.000%	9/1/34-9/1/49	142,800,000	145,635,371	(d)
Federal National Mortgage Association (FNMA)	3.500%	9/1/34-9/1/49	169,350,000	174,359,403	(d)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	32,005	36,042
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	485,528	572,616
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-8/1/49	36,369,276	37,445,451
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	37,608	44,707
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	40,261,330	42,407,304
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-6/1/49	160,852,305	166,691,346
Federal National Mortgage Association (FNMA)	3.000%	8/1/47-9/1/49	34,482,837	35,351,975	(a)
Federal National Mortgage Association (FNMA)	3.000%	8/1/49	24,600,000	25,345,688	(b)(d)
Federal National Mortgage Association (FNMA)	2.500%	9/1/49	30,000,000	30,183,207	(d)
Federal National Mortgage Association (FNMA)	5.000%	9/1/49	13,400,000	14,310,781	(d)
Total FNMA				727,057,702
GNMA — 26.7%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	84,572,690	87,553,304
Government National Mortgage Association (GNMA)	3.500%	6/15/48	9,574,271	10,078,859
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,302,286	1,464,670
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	103,697,411	108,709,034

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	$24,800,223	$26,145,785
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/49	23,637,710	24,672,381
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-5/20/49	48,387,968	50,671,242
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-8/20/48	33,106,758	34,653,893	(a)
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	982,224	1,013,925
Government National Mortgage Association (GNMA) II	3.000%	9/20/49-10/20/49	126,500,000	130,392,079	(d)
Government National Mortgage Association (GNMA) II	3.500%	9/20/49	218,000,000	226,532,657	(d)
Government National Mortgage Association (GNMA) II	4.000%	9/20/49	10,800,000	11,257,945	(d)
Government National Mortgage Association (GNMA) II	4.500%	9/20/49	44,800,000	46,879,000	(d)
Total GNMA				760,024,774
Total Mortgage-Backed Securities (Cost — $1,660,462,994)				1,678,006,195
Collateralized Mortgage Obligations (e) — 22.5%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	3.791%	7/20/35	555,503	474,985	(f)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	423,716	378,708
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	2.886%	6/25/45	4,116,900	4,115,363	(f)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.571%	6/20/35	26,564	19,701	(f)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.445%	7/15/35	11,150,000	11,168,864	(f)(g)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	2.825%	10/25/34	3,826,308	3,730,634	(f)(g)

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	2.745%	5/25/35	$43,745	$41,120	(f)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,804,263	(f)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	193,909
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	169,365	(f)
Commercial Mortgage Trust, 2013-CR12 C	5.231%	10/10/46	80,000	81,448	(f)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.565%	7/25/36	278,034	266,613	(f)(g)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,568,208	(g)
Credit Suisse Mortgage Trust, 2017-RPL3 B2	4.750%	8/1/57	20,439,072	22,665,337	(f)(g)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	28,969,273	30,098,886	(f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.726%	7/25/21	2,013,825	50,154	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K049 X1, IO	0.730%	7/25/25	95,446,143	2,888,105	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K050 X1, IO	0.456%	8/25/25	170,645,288	3,051,377	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.743%	3/25/27	52,001,529	2,110,076	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	6,597,956	320,835	(f)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	$5,998,248	$476,384	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K712 X1, IO	1.379%	11/25/19	17,704,056	17,716	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.638%	8/25/22	79,302,462	966,959	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	1.072%	8/25/23	121,872,974	3,729,094	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K725 X1, IO	0.841%	1/25/24	146,418,184	3,971,213	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	29,552	34,415
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.755%	10/15/41	498,188	72,879	(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,001,154	65,728
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,588,678	4,598,842
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.003%	2/15/38	2,170,342	157,132	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	4.345%	2/25/24	6,282,379	6,355,904	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	4.345%	9/25/24	6,521,434	6,611,416	(f)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	5.845%	4/25/28	$7,179,000	$7,730,806	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	3.495%	3/25/29	20,195,044	20,270,137	(f)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.395%	10/25/23	23,031,079	25,459,487	(f)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.545%	1/25/24	33,253,005	36,159,983	(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	3.516%	7/25/29	41,154,000	41,205,373	(f)(g)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.385%	1/25/41	180,782	36,409	(f)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	422,108	483,431
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	24,130	22,327
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	4.005%	12/25/42	756,544	129,593	(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	8,209	8,897
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.455%	7/25/42	105,131	18,001	(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	710,540	48,407

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	$133,580	$151,697
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	492,108	42,613
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	1,518,524	127,469
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,765,782	145,856
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.906%	8/25/44	1,722,759	105,132	(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	410,237	22,900
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	20,817	3,700
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	13,784	1,733
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	7,389	996	(f)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	7,488	1,090	(f)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	11,386	1,535
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	16,961	3,103
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	64,982	9,889
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	159,563	20,668
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	223,435	15,574
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	35,048,817	35,643,462	(f)(g)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	21,033,451	95,273	(g)

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	6.224%	12/25/45	$5,327	$5,328	(f)(g)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	5,012,124	5,172,365	(f)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	4.182%	4/19/36	600,422	564,526	(f)
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	1,375,377	239,155
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.328%	3/20/39	10,057	328	(f)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.478%	1/20/40	37,886	3,284	(f)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	125,149	9,788
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.830%	11/20/60	813,769	813,563	(f)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.880%	4/20/61	1,264,204	1,265,439	(f)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.403%	4/16/42	3,136,838	651,928	(f)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.645%	5/16/55	42,778,571	1,706,377	(f)
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	1,188,192	160,413
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	449,781	68,709
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.680%	5/20/68	2,025,076	2,016,062	(f)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	$12,970,544	$13,204,358
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.584%	1/16/55	97,987,298	2,147,299	(f)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	2.505%	7/25/35	14,259,250	14,066,241	(f)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	555,027	(f)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	2,878,979	2,987,212
GS Mortgage Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	30,380,478	31,562,178	(g)
GS Mortgage Securities Trust, 2019-SOHO A	3.095%	6/15/36	13,100,000	13,123,245	(f)(g)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	2.885%	12/25/34	3,269,480	3,296,939	(f)
IMPAC CMB Trust Series, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	2.885%	11/25/34	7,655,446	7,748,682	(f)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.929%	1/15/47	27,223,871	766,763	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014- C20, C	4.750%	7/15/47	700,000	747,261	(f)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	626,014	494,515
JPMorgan Mortgage Trust, 2015-5 A9	3.363%	5/25/45	2,145,929	2,149,362	(f)(g)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	44,572,289	45,595,625	(f)(g)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	17,437,121	17,781,515	(f)(g)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	52,305,605	53,340,147	(f)(g)
JPMorgan Resecuritization Trust Series, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	2.830%	7/27/36	7,421,783	6,576,476	(f)(g)

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate -1.250%)	4.500%	12/23/36	$121,483	$120,776	(f)(g)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.927%	9/25/35	74,319	54,423	(f)
Merrill Lynch Mortgage Investors Trust Series, 2006-A1 1A1	4.323%	3/25/36	570,219	467,329	(f)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	6,739,624	6,918,979	(f)(g)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	8,360,706	8,720,977	(f)(g)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	31,312,873	33,109,549	(f)(g)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	37,332,447	39,760,998	(f)(g)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.447%	5/25/35	1,556	1,585	(f)
RALI Series Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	2.350%	9/25/46	639,604	618,639	(f)
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	34,797	27,869
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.595%	9/29/31	239	234	(f)(g)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,050,943	1,075,493
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.145%	6/15/33	9,859,000	9,867,367	(f)(g)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.668%	1/21/70	5,920,000	5,920,781	(f)(g)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.294%	3/25/34	176,958	178,249	(f)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	4.631%	3/25/46	310,049	328,978	(f)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	4.394%	3/25/33	171,038	173,725	(f)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	7,806,607	7,793,638	(f)(g)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	$100,000	$103,295	(g)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	3.125%	11/25/34	8,680,066	8,789,074	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	2.785%	7/25/45	86,251	85,560	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.255%	10/25/34	257,437	260,457	(f)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.275%	8/15/50	28,122,424	1,222,712	(f)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.512%	6/15/45	411,987	11,783	(f)(g)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,758,941	(f)
Total Collateralized Mortgage Obligations (Cost — $624,578,249)				638,412,695
U.S. Treasury Inflation Protected Securities — 8.6%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/25	6,145,883	6,301,711
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,877,339	4,003,238
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,344,635	36,547,234
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	11,094,948	12,157,157
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	43,695,233	50,785,351
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,210,819	15,002,428
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	101,312,582	120,081,679
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	107,799	112,026
Total U.S. Treasury Inflation Protected Securities (Cost — $209,695,828)				244,990,824
Asset-Backed Securities — 6.7%
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.778%	10/20/27	3,000,000	3,006,375	(f)(g)

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.270%	9/25/33	$96,374	$95,403	(f)
Argent Securities Inc., Pass- Through Certificates, 2004-W5 AV3B (1 mo. USD LIBOR + 0.900%)	3.045%	4/25/34	865,548	869,279	(f)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.377%	3/25/37	535,959	529,213	(f)(g)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	20,343,021	21,135,554	(g)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	2.645%	10/25/34	2,767,322	2,754,139	(f)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.475%	7/25/36	40,597	38,415	(f)(g)
Countrywide Asset-Backed Certificates Trust, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	3.045%	10/25/47	26,009	25,466	(f)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.417%	12/25/37	241,263	245,705	(g)
CSMC Trust, 2017-RPL1 M1	3.084%	7/25/57	20,370,000	20,420,925	(f)(g)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	23,937,627	24,338,575	(f)(g)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	23,200,000	23,425,086	(g)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.678%	10/20/29	2,500,000	2,507,287	(f)(g)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.445%	5/25/37	6,478,784	6,195,096	(f)(g)
Merrill Lynch Mortgage Investors Trust Series, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	2.535%	8/25/36	20,305,000	20,199,412	(f)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	2.235%	12/25/36	31,127	18,343	(f)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.745%	4/25/40	3,575,913	3,555,909	(f)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.445%	3/25/66	$3,310,000	$3,369,624	(f)(g)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.568%	8/15/29	500,000	501,261	(f)(g)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.966%	4/15/37	645,526	612,275	(f)
RAAC Series Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.415%	5/25/36	182,271	180,391	(f)(g)
RAAC Series Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	2.545%	9/25/45	1,762,280	1,760,139	(f)
RAMP Series Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	2.415%	10/25/36	1,022,313	1,021,883	(f)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.025%	8/25/33	809,212	810,362	(f)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	3.145%	9/25/37	251,043	203,609	(f)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	3.945%	9/25/37	1,099,123	909,802	(f)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.645%	10/25/32	2,680	2,580	(f)(g)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.433%	3/25/44	8,600,000	8,243,266	(f)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,580,996	2,696,42	[4]
Structured Asset Securities Corp., 2004-SC1 A	8.327%	12/25/29	13,137	13,080	(f)(g)
Structured Asset Securities Corp., 2005-WF1 A3 (1 mo. USD LIBOR + 0.660%)	2.805%	2/25/35	41,500	41,621	(f)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	321,743	319,032
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	8,649,194	8,720,121	(f)(g)

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	3.145%	5/25/58	$25,282,610	$25,607,870	(f)(g)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.575%	3/25/37	9,343	9,638	(f)(g)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	4,690,146	4,974,728
Total Asset-Backed Securities (Cost — $183,558,249)				189,357,888
Corporate Bonds & Notes — 2.7%
Communication Services — 0.0%
Wireless Telecommunication Services — 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,317,500	(g)
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,693,317
Financials — 1.7%
Banks — 1.7%
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	12,198,497	(g)
International Bank for Reconstruction & Development, Senior Notes (Secured Overnight Financing Rate + 0.22%)	2.340%	8/21/20	35,000,000	35,021,710	(f)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	9/30/19	1,620,000	1,622,463	(f)(h)
Total Banks				48,842,670
Insurance — 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	12,767	(g)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	38,289	38,959	(f)(g)
Total Insurance				51,726
Total Financials				48,894,396

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 0.9%
Transportation Infrastructure — 0.9%
DP World PLC, Senior Notes	5.625%	9/25/48	$20,510,000	$24,505,102	(g)
Materials — 0.1%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,105,167	(g)
Total Corporate Bonds & Notes (Cost — $73,864,695)				78,515,482
Sovereign Bonds — 1.6%
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,522,354	(g)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,457,018
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,063,727
Total Mexico				11,520,745
Qatar — 0.8%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	19,307,977	(i)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,695,106	(i)
Total Qatar				21,003,083
Saudi Arabia — 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,711,456	(g)
Total Sovereign Bonds (Cost — $42,176,039)				45,757,638
U.S. Government & Agency Obligations — 0.3%
U.S. Government Agencies — 0.3%
Federal National Mortgage Association (FNMA), Subordinated Notes (Cost — $7,934,563)	0.000%	10/9/19	7,960,000	7,943,278

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $107.38	9/20/19	7,700	15,400,000	120,320
U.S. Treasury 2-Year Notes Futures, Put @ $105.25	10/25/19	4,023	8,046,000	0	(j)

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 2-Year Notes Futures, Put @ $105.38	10/25/19	4,023	$8,046,000	$0	(j)
U.S. Treasury 5-Year Notes Futures, Call @ $124.50	9/20/19	1,556	1,556,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Call @ $124.75	9/20/19	229	229,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Put @ $115.00	9/20/19	1,000	1,000,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Put @ $116.25	9/20/19	7,922	7,922,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Put @ $116.50	9/20/19	1,483	1,483,000	0	(j)
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	10/25/19	3,720	3,720,000	29,064
U.S. Treasury 5-Year Notes Futures, Put @ $115.50	10/25/19	5,173	5,173,000	80,828
U.S. Treasury 5-Year Notes Futures, Put @ $115.75	10/25/19	1,822	1,822,000	28,469
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	10/25/19	1,822	1,822,000	28,469
U.S. Treasury 10-Year Notes Futures, Call @ $139.00	9/20/19	3,350	3,350,000	0	(j)
U.S. Treasury 10-Year Notes Futures, Put @ $131.25	9/20/19	323	323,000	141,313
U.S. Treasury 10-Year Notes Futures, Put @ $131.50	9/20/19	403	403,000	220,391
U.S. Treasury 10-Year Notes Futures, Put @ $121.00	10/25/19	4,115	4,115,000	0	(j)
U.S. Treasury Long-Term Bonds Futures, Call @ $191.00	10/25/19	149	149,000	2,328
U.S. Treasury Long-Term Bonds Futures, Call @ $193.00	11/22/19	700	700,000	21,875
U.S. Treasury Long-Term Bonds Futures, Put @ $161.00	9/20/19	82	82,000	24,344
Total Exchange-Traded Purchased Options				697,401

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount	Value
OTC Purchased Options — 0.0%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.32 Index, Put @ 100.00bps	Bank of America N.A.	9/18/19	1,400,000,000	$1,400,000,000	$30,380
Total Purchased Options (Cost — $2,127,305)					727,781
Total Investments before Short-Term Investments (Cost — $2,804,397,922)					2,883,711,781

		Rate	Maturity Date	Face Amount
Short-Term Investments — 21.9%
U.S. Government Agencies — 17.5%
Federal Home Loan Bank (FHLB), Discount Notes		1.797%	9/20/19	100,000,000	99,902,722	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.880%	9/27/19	67,000,000	66,907,987	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.880%	10/2/19	76,000,000	75,876,331	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.959%	10/23/19	80,000,000	79,775,555	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.964%	10/25/19	67,000,000	66,804,509	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.928%	11/8/19	40,000,000	39,856,267	(k)
Federal Home Loan Bank (FHLB), Discount Notes		1.950%	11/29/19	67,000,000	66,682,643	(k)
Total U.S. Government Agencies (Cost — $495,721,962)					495,806,014

				Shares
Overnight Deposits — 4.4%
BNY Mellon Cash Reserve Fund (Cost — $125,765,767)		0.650%		125,765,767	125,765,767
Total Short-Term Investments (Cost — $621,487,729)					621,571,781
Total Investments — 123.3% (Cost — $3,425,885,651)					3,505,283,562
Liabilities in Excess of Other Assets — (23.3)%					(663,171,983)
Total Net Assets — 100.0%					$2,842,111,579

See Notes to Financial Statements.

22	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2019, the Fund held TBA securities with a total cost of $813,255,521.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Value is less than $1.

(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	9/20/19	$118.25	426	$426,000	$(742,172)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	118.00	253	253,000	(1,977)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	118.25	337	337,000	(5,266)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	118.50	422	422,000	(9,891)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	$118.75	268	$268,000	$(12,563)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	119.00	673	673,000	(52,578)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	119.25	1,774	1,774,000	(221,750)
U.S. Treasury 5-Year Notes Futures, Put	9/20/19	119.50	1,179	1,179,000	(230,274)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	128.00	1,487	1,487,000	(5,529,781)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	128.50	246	246,000	(795,656)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	130.00	307	307,000	(561,234)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	130.50	246	246,000	(349,781)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	131.00	163	163,000	(173,187)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	131.50	724	724,000	(554,312)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	132.00	1,424	1,424,000	(756,500)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	132.50	425	425,000	(146,094)
U.S. Treasury 10-Year Notes Futures, Call	9/20/19	133.00	243	243,000	(53,156)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	132.00	243	243,000	(216,422)
U.S. Treasury 10-Year Notes Futures, Call	10/25/19	133.00	760	760,000	(415,625)
U.S. Treasury 10-Year Notes Futures, Put	9/6/19	130.75	243	243,000	(15,188)
U.S. Treasury 10-Year Notes Futures, Put	9/6/19	131.00	243	243,000	(26,578)
U.S. Treasury 10-Year Notes Futures, Put	9/6/19	131.25	242	242,000	(41,594)
U.S. Treasury 10-Year Notes Futures, Put	9/6/19	131.50	80	80,000	(20,000)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	128.00	61	61,000	0	(a)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	128.50	163	163,000	(2,547)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	129.00	1,513	1,513,000	(47,281)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	129.50	512	512,000	(32,000)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	129.75	81	81,000	(6,328)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	130.00	1,239	1,239,000	(135,516)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	130.50	486	486,000	(98,719)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	130.75	243	243,000	(64,547)
U.S. Treasury 10-Year Notes Futures, Put	9/20/19	131.00	993	993,000	(341,344)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	129.50	974	974,000	(258,719)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	130.00	364	364,000	(130,812)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	130.50	121	121,000	(60,500)
U.S. Treasury 10-Year Notes Futures, Put	10/25/19	131.00	518	518,000	(356,125)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	129.00	650	650,000	(203,125)
U.S. Treasury 10-Year Notes Futures, Put	11/22/19	130.00	524	524,000	(278,375)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	156.00	41	41,000	(379,891)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	161.00	245	245,000	(1,113,984)

See Notes to Financial Statements.

24	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	$162.00	246	$246,000	$(914,812)
U.S. Treasury Long- Term Bonds Futures, Call	9/20/19	164.00	286	286,000	(665,844)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	166.00	366	366,000	(480,375)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	167.00	81	81,000	(75,937)
U.S. Treasury Long-Term Bonds Futures, Call	9/20/19	168.00	60	60,000	(40,313)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	166.00	202	202,000	(454,500)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	167.00	202	202,000	(372,437)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	168.00	363	363,000	(550,172)
U.S. Treasury Long-Term Bonds Futures, Call	10/25/19	170.00	213	213,000	(213,000)
U.S. Treasury Long-Term Bonds Futures, Put	9/6/19	163.50	122	122,000	(30,500)
U.S. Treasury Long-Term Bonds Futures, Put	9/6/19	165.50	40	40,000	(40,625)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	154.00	41	41,000	0	(a)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	157.00	122	122,000	(3,813)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	158.00	123	123,000	(7,688)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	159.00	246	246,000	(23,063)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	162.00	502	502,000	(235,312)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	163.00	130	130,000	(95,469)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	163.50	121	121,000	(107,766)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/19	164.00	40	40,000	(43,125)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	161.00	121	121,000	(113,437)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	$162.00	202	$202,000	$(246,187)
U.S. Treasury Long-Term Bonds Futures, Put	10/25/19	163.00	213	213,000	(332,812)
Total Exchange-Traded Written Options (Premiums received — $14,293,928)					$(19,488,579)

(a)	Value is less than $1.

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,316	12/19	$322,823,789	$322,880,600	$56,811
90-Day Eurodollar	161	3/20	39,322,527	39,626,125	303,598
90-Day Eurodollar	1,491	6/20	364,540,371	367,550,138	3,009,767
U.S. Treasury 2-Year Notes	7,854	12/19	1,697,960,265	1,697,384,391	(575,874)
U.S. Treasury 5-Year Notes	17,002	12/19	2,038,264,061	2,039,841,473	1,577,412
U.S. Treasury 10-Year Notes	1,482	12/19	195,000,568	195,207,187	206,619
U.S. Treasury Ultra Long-Term Bonds	2,456	12/19	479,589,022	484,906,500	5,317,478
					9,895,811
Contracts to Sell:
30-Day Federal Funds	4,397	11/19	1,802,005,281	1,800,898,769	1,106,512
30-Day Federal Funds	538	1/20	219,509,329	220,732,157	(1,222,828)
90-Day Eurodollar	2,891	6/21	708,478,654	714,474,513	(5,995,859)
U.S. Treasury Long- Term Bonds	1,163	12/19	192,447,181	192,185,750	261,431
U.S. Treasury Ultra 10-Year Notes	27	12/19	3,887,220	3,899,813	(12,593)
					(5,863,337)
Net unrealized appreciation on open futures contracts					$4,032,474

See Notes to Financial Statements.

26	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Western Asset SMASh Series M Fund

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$ 80,580,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(46,129)
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(184,175)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(12,412)	(282,045)
368,750,000	6/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.800% annually	16,643	3,580,234
646,296,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	131,881	6,769,970
396,240,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(79,934)	4,774,890
658,414,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	44,430	(7,253,168)
238,000,000	10/31/25	2.750% semi-annually	3-Month LIBOR quarterly	(110,000)	(20,128,849)
164,052,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	398,880	(9,681,608)
481,064,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(6,891,768)	(28,092,561)
585,783,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	820,861	(20,881,174)
376,982,000	4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	463,130	(12,793,022)
197,810,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	109,048	44,451,441
143,259,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	64,990	(54,080,524)
146,816,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	113,777	(45,643,277)
115,657,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(432,448)	(29,526,019)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset SMASh Series M Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$42,060,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	$56,287	$(2,518,321)
	67,554,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	185,650	(4,721,577)
Total	$4,992,367,000				$(5,120,985)	$(176,255,914)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.32 Index	$1,421,908,541	6/20/24	1.000% quarterly	$30,056,303	$21,101,261	$8,955,042
Markit CDX.NA.IG.32 Index	44,690,000	6/20/29	1.000% quarterly	(88,799)	(493,454)	404,655
Total	$1,466,598,541			$29,967,504	$20,607,807	$9,359,697

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

28	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $3,425,885,651)	$3,505,283,562
Receivable for securities sold	568,990,684
Deposits with brokers for centrally cleared swap contracts	55,174,786
Deposits with brokers for open futures contracts and exchange-traded options	33,734,488
Receivable for Fund shares sold	12,507,599
Interest receivable	6,910,643
Receivable from broker — variation margin on open futures contracts	3,067,175
Receivable from investment manager	53,861
Prepaid expenses	55,359
Total Assets	4,185,778,157

Liabilities:
Payable for securities purchased	1,317,021,682
Written options, at value (premiums received — $14,293,928)	19,488,579
Payable to broker — variation margin on centrally cleared swap contracts	5,217,455
Payable for Fund shares repurchased	1,818,132
Trustees’ fees payable	6,773
Accrued expenses	113,957
Total Liabilities	1,343,666,578
Total Net Assets	$2,842,111,579

Net Assets:
Par value (Note 5)	$2,552
Paid-in capital in excess of par value	2,754,209,113
Total distributable earnings (loss)	87,899,914
Total Net Assets	$2,842,111,579

Shares Outstanding	255,205,122

Net Asset Value	$11.14

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$40,261,604

Expenses:
Legal fees	54,930
Registration fees	50,931
Fund accounting fees	48,366
Trustees’ fees	31,768
Audit and tax fees	24,449
Insurance	15,097
Commitment fees (Note 6)	13,970
Transfer agent fees	12,333
Shareholder reports	12,257
Custody fees	9,770
Miscellaneous expenses	21,326
Total Expenses	295,197
Less: Fee waivers and/or expense reimbursements (Note 2)	(295,197)
Net Expenses	—
Net Investment Income	40,261,604

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	14,172,422
Futures contracts	148,425,921
Written options	29,478,607
Swap contracts	(9,608,998)
Net Realized Gain	182,467,952
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	82,031,988
Futures contracts	(4,163,038)
Written options	(6,673,768)
Swap contracts	(163,232,173)
Change in Net Unrealized Appreciation (Depreciation)	(92,036,991)
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	90,430,961
Increase in Net Assets From Operations	$130,692,565

See Notes to Financial Statements.

30	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$40,261,604	$64,658,586
Net realized gain	182,467,952	50,639,712
Change in net unrealized appreciation (depreciation)	(92,036,991)	19,842,395
Increase in Net Assets From Operations	130,692,565	135,140,693

Distributions to Shareholders From (Note 1):
Total distributable earnings	(64,151,331)	(76,838,964)
Decrease in Net Assets From Distributions to Shareholders	(64,151,331)	(76,838,964)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	541,812,527	717,836,594
Cost of shares repurchased	(202,167,963)	(625,530,552)
Increase in Net Assets From Fund Share Transactions	339,644,564	92,306,042
Increase in Net Assets	406,185,798	150,607,771

Net Assets:
Beginning of period	2,435,925,781	2,285,318,010
End of period	$2,842,111,579	$2,435,925,781

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	31

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2019[1,2]	2019[1]	2018[1]	2017[1,3]	2016[1,4]	2015[1,4]	2014[1,4]

Net asset value, beginning of period	$10.85	$10.58	$10.76	$10.98	$10.87	$10.85	$10.48

Income (loss) from operations:
Net investment income	0.17	0.29	0.27	0.10	0.27	0.24	0.30
Net realized and unrealized gain (loss)	0.39	0.32	(0.10)	0.06	0.32	0.18	0.42
Total income from operations	0.56	0.61	0.17	0.16	0.59	0.42	0.72

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.27)	(0.09)	(0.28)	(0.26)	(0.35)
Net realized gains	(0.12)	(0.07)	(0.08)	(0.29)	(0.20)	(0.14)	—
Total distributions	(0.27)	(0.34)	(0.35)	(0.38)	(0.48)	(0.40)	(0.35)

Net asset value, end of period	$11.14	$10.85	$10.58	$10.76	$10.98	$10.87	$10.85
Total return[5]	5.12%	6.04%	1.59%	1.53%	5.62%	3.82%	7.10%

Net assets, end of period (millions)	$2,842	$2,436	$2,285	$1,513	$1,388	$833	$476

Ratios to average net assets:
Gross expenses[6]	0.02%[7]	0.03%	0.03%	0.03%[7]	0.04%	0.04%	0.07%
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00 [7]	0.00	0.00	0.00
Net investment income	3.05 [7]	2.73	2.53	2.76 [7]	2.52	2.25	2.82

Portfolio turnover rate[10]	183%	274%	165%	48%	264%	195%	187%

See Notes to Financial Statements.

32	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the period November 1, 2016 through February 28, 2017.

[4]	For the year ended October 31.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 322%, 626%, 497%, 97%, 379%, 442% and 615% for the six months ended August 31, 2019, for the years ended February 28, 2019 and 2018, for the period ended February 28, 2017, and for the years ended October 31, 2016, 2015, and 2014, respectively.

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When

34	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,666,520,070	$11,486,125	$1,678,006,195
Collateralized Mortgage Obligations	—	638,412,695	—	638,412,695
U.S. Treasury Inflation Protected Securities	—	244,990,824	—	244,990,824
Asset-Backed Securities	—	189,357,888	—	189,357,888
Corporate Bonds & Notes	—	78,515,482	—	78,515,482
Sovereign Bonds	—	45,757,638	—	45,757,638
U.S. Government & Agency Obligations	—	7,943,278	—	7,943,278
Purchased Options:
Exchange-Traded Purchased Options	$697,401	—	—	697,401
OTC Purchased Options	—	30,380	—	30,380
Total Long-Term Investments	697,401	2,871,528,255	11,486,125	2,883,711,781
Short-Term Investments†:
U.S. Government Agencies	—	495,806,014	—	495,806,014
Overnight Deposits	—	125,765,767	—	125,765,767
Total Short-Term Investments	—	621,571,781	—	621,571,781
Total Investments	$697,401	$3,493,100,036	$11,486,125	$3,505,283,562

36	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$11,839,628	—	—	$11,839,628
Centrally Cleared Interest Rate Swaps	—	$59,576,535	—	59,576,535
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	9,359,697	—	9,359,697
Total Other Financial Instruments	$11,839,628	$68,936,232	—	$80,775,860
Total	$12,537,029	$3,562,036,268	$11,486,125	$3,586,059,422

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$19,488,579	—	—	$19,488,579
Futures Contracts	7,807,154	—	—	7,807,154
Centrally Cleared Interest Rate Swaps	—	$235,832,449	—	235,832,449
Total	$27,295,733	$235,832,449	—	$263,128,182

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage

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Notes to financial statements (unaudited) (cont’d)

commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

38	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2019, the total notional value of all credit default swaps to sell protection was $1,466,598,541. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

40	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At August 31, 2019, the Fund held non-cash collateral for TBA securities from Bank of America N.A., Goldman Sachs and Morgan Stanley & Co. Inc. in the amount of $467,056, $416,043 and $17,992, respectively.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

42	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

At August 31, 2019, the Fund held non-cash collateral from Bank of America N.A. in the amount of $56,039. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is

44	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $295,197.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$137,199,192	$8,701,765,016
Sales	56,056,052	8,417,599,839

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,425,885,651	$89,730,929	$(10,333,018)	$79,397,911
Swap contracts	15,486,822	68,936,232	(235,832,449)	(166,896,217)
Written options	(14,293,928)	3,659,358	(8,854,009)	(5,194,651)
Futures contracts	—	11,839,628	(7,807,154)	4,032,474

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$697,401	$30,380	$727,781
Futures contracts[3]	11,839,628	—	11,839,628
Centrally cleared swap contracts[4]	59,576,535	9,359,697	68,936,232
Total	$72,113,564	$9,390,077	$81,503,641

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$19,488,579
Futures contracts[3]	7,807,154
Centrally cleared swap contracts[4]	235,832,449
Total	$263,128,182

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

46	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(13,460,042)	$(1,015,312)	$(14,475,354)
Written options	29,085,308	393,299	29,478,607
Futures contracts	148,425,921	—	148,425,921
Swap contracts	(28,181,158)	18,572,160	(9,608,998)
Total	$135,870,029	$17,950,147	$153,820,176

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(894,242)	$(1,323,274)	$(2,217,516)
Written options	(6,357,254)	(316,514)	(6,673,768)
Futures contracts	(4,163,038)	—	(4,163,038)
Swap contracts	(161,734,834)	(1,497,339)	(163,232,173)
Total	$(173,149,368)	$(3,137,127)	$(176,286,495)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,124,257
Written options	7,410,117
Futures contracts (to buy)	7,057,114,216
Futures contracts (to sell)	2,911,201,757

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$5,553,013,000
Credit default swap contracts (to sell protection)	1,459,961,398

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount
Bank of America N.A.	$30,380	—	$30,380	$(30,380)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Shares sold	49,097,953	67,319,278
Shares repurchased	(18,319,442)	(58,852,807)
Net increase	30,778,511	8,466,471

6. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear

48	Western Asset SMASh Series M Fund 2019 Semi-Annual Report

interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $13,970. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

7. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Western Asset SMASh Series M Fund 2019 Semi-Annual Report	49

Western Asset

SMASh Series M Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 10/19 SR19-3723

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2019